OPERATING LEASES AND COMMITMENTS	12 Months Ended
Dec. 31, 2025
OPERATING LEASES AND COMMITMENTS
OPERATING LEASES AND COMMITMENTS

NOTE 11 – OPERATING LEASES AND COMMITMENTS

Effective for annual reporting periods beginning on or after January 1, 2019, IFRS 16 introduced a new approach to lessee accounting that requires a lessee to recognize assets and liabilities for the rights and obligations created by leases. IFRS 16 requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months. The IASB concluded that such an approach will result in a more faithful representation of a lessee’s assets and liabilities and, together with enhanced disclosures, greater transparency of a lessee’s financial leverage and capital employed.

We adopted this standard on January 1, 2019, with an immaterial cumulative adjustment of $11,667 to accumulated deficit rather than retrospectively adjusting prior periods. This adoption approach resulted in a balance sheet presentation that is not comparable to the prior period.

The following table provides the changes in the Corporation’s operating lease right-of-use assets for the year ended December 31, 2025, 2024 and 2023 respectively:

Operation lease right of Use Asset	In Thousands of US Dollars
	2025	2024	2023
Balances January 1	$-	-	158
Adjustments office lease	-	-	-
Accumulated amortization	-	-	(158)
Balances December 31	$-	$-	$-

The following table provides the changes in the Corporation’s operating lease liability for the year ended December 31, 2025, 2024 and 2023 respectively:

	In Thousands of US Dollars
Operating Lease Liabilities	2025	2024	2023
Balances as of January 1	$-	$-	173
Adjustment office lease	-	-	-
Repayments of lease liability	-	-	(176)
Interest expense	-	-	3
Balances as of December 31	$-	$-	$-
Lease liability due within one year	$-	$-	$-
Lease Liability long Term	-	$-	$-

The total future commitment payment amounts for 2024 and 2023 were nil.